Income Taxes - Schedule of Income Taxes Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Current:
Federal	$ 40,723	$ 893	$ (10,431)
State	13,023	1,388	(245)
Foreign	57,347	50,493	39,784
Total	111,093	52,774	29,108
Deferred:
Federal	1,453	8,771	(128,798)
State	(426)	(10,830)	(22,012)
Foreign	(415)	(1,112)	(4,058)
Total	612	(3,171)	(154,868)
Provision for (benefit from) income taxes	$ 111,705	$ 49,603	$ (125,760)